Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting
16. Segment Reporting
Our business is organized into five reportable
segments:

•	Integrated Care Management–through our Thrasys subsidiary;

•	Global Telehealth–through our Glocal and Cloudbreak subsidiaries;

•	Digital Pharmacy–through our Innovations subsidiary;

•	Behavioral Health–through our BHS and TTC subsidiaries; and

•	Corporate–through UpHealth and our UpHealth Holdings subsidiary.
The reportable segments are consistent with how management views our services and products and the financial information reviewed by the chief operating decision makers. We manage our businesses as components of an enterprise for which separate information is available and is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and assess performance.
In the Integrated Care Management segment, we provide our customers with an advanced, comprehensive, and extensible technology platform, marketed under the umbrella “SyntraNetTM” to manage health, quality of care, and costs, especially for individuals with complex medical, behavioral health, and social needs.
In the Global Telehealth segment, we provide technology and process-based healthcare platforms providing our customers comprehensive primary care, specialty consultations, and translation services, through telemedicine, Digital Dispensaries, and technology-based hospital centers.
In the Digital Pharmacy segment, we provide custom compounded medications for the unique needs of every patient and prescriber. We are a full-service pharmacy filling prescriptions from our inventory of compounded medications, as well as drugs purchased from manufacturers.
In the Behavioral Health segment, we provide inpatient and outpatient substance abuse and mental health treatment services for individuals with drug and alcohol addiction and other behavioral health issues. We offer a complete continuum of care from detoxification services, residential care, partial hospitalization programs, and intensive outpatient and outpatient programs.
In the Corporate segment, we perform executive, administrative, finance, human resources, legal, and information technology services for UpHealth, Inc. and for its subsidiaries, managed in a corporate shared services environment. Since they are not the responsibility of segment operating management, they are not allocated to the operating segments and instead reported within Corporate.
We evaluate performance based on several factors, of which Revenue, Cost of Goods and Services, Adjusted EBITDA, and Total Assets by service and product, are the primary financial measures:
Revenue by segment consisted of the following:

In thousands	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Integrated Care Management	$11,280	$17,570
Global Telehealth	6,964	7,554
Digital Pharmacy	5,299	5,299
Behavioral Health	8,339	14,275

Total revenue	$31,882	$44,698

Gross margin by segment consisted of the following:

In thousands	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Integrated Care Management	$4,615	$9,722
Global Telehealth	2,634	2,933
Digital Pharmacy	1,982	1,982
Behavioral Health	2,370	3,645

Total gross margin	$11,601	$18,282

Total assets by segment consisted of the following:

In thousands	June 30, 2021	December 31, 2020
Integrated Care Management	$195,974	186,476
Global Telehealth	349,238	—
Digital Pharmacy	184,307	—
Behavioral Health	83,350	18,383
Corporate	85,184	57,531

Total assets	$898,053	$262,390